Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance Costs [Abstract]
Interest expense	$ 7,021	$ 4,494	$ 4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Interest and finance costs	$ 7,618	$ 4,924	$ 5,213